Earnings per share	12 Months Ended
Dec. 31, 2017
Disclosure Of Earnings Per Share Explanatory [Abstract]
Disclosure Of Earnings Per Share Explanatory [Text Block]
Note 20 Earnings per share

Basic earnings per share are calculated by dividing net income attributable to the Company’s shareholders by the weighted average of the number of shares in circulation during that period.

As expressed, earnings per share are detailed as follows:

Basic earnings per share	12/31/2017 ThUS$	12/31/2016 ThUS$	12/31/2015 ThUS$

Earnings (losses) attributable to owners of the parent	427,697	278,290	236,889

	12/31/2017 Units	12/31/2016 Units	12/31/2015 Units
Number of common shares in circulation	263,196,524	263,196,524	263,196,524

	12/31/2017	12/31/2016	12/31/2015

Basic earnings per share (US$ per share)	1.6250	1.05732	0.84

The Company has not made any operations with a potential dilutive effect that assumes diluted earnings per share are different from the basic earnings per share.